Cover	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2025
Entity File Number	001-42930
Entity Registrant Name	Off the Hook YS Inc
Entity Central Index Key	0002067767
Entity Tax Identification Number	99-4103908
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1701 Jel Wade Drive
Entity Address, City or Town	Wilmington, NC 28401
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28401
City Area Code	910
Local Phone Number	239-9344
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OTH
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false